Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	As of December 31,
	2019	2018
Software	$4,729,200	$3,971,214
Equipment	1,172,882	1,172,882
Computer equipment	2,173,224	2,616,510
Esports gaming truck	1,222,406	1,128,905
Furniture and fixtures	1,100,256	877,472
Production equipment	7,876,423	7,487,752
Leasehold improvements	14,715,726	12,903,762
	32,990,117	30,158,497
Less: accumulated depreciation and amortization	(12,435,810)	(8,718,400)
Property and equipment, net	$20,554,307	$21,440,097